Earnings per share	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Earnings per share
4.6 Earnings per share

Basic earnings per share (EPS) is calculated by dividing On’s net income for the period by the weighted average number of ordinary shares outstanding during the year.
Diluted EPS is calculated by dividing On’s net income for the period by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued at conversion of all the dilutive potential ordinary shares into ordinary shares. Dilutive effects arise from equity-settled awards from the Company's share-based plans. These shares are included even if the service conditions are not met, or respective performance conditions were fulfilled at the end of the reporting period.

Three-month period ended June 30,	2026	2026	2025	2025
	Class A	Class B	Class A	Class B

Weighted number of outstanding shares	300,422,597	335,348,823	295,531,210	341,044,191
Weighted number of shares with dilutive effects	1,677,255	2,493,692	3,300,452	12,293,550
Weighted number of outstanding shares (diluted and undiluted)	302,099,852	337,842,515	298,831,661	353,337,741

Net income / (loss) (CHF in millions)	94.5	10.5	(36.7)	(4.2)
Basic EPS (CHF)	0.31	0.03	(0.12)	(0.01)
Diluted EPS (CHF)	0.31	0.03	(0.12)	(0.01)

Six-month period ended June 30,	2026	2026	2025	2025
	Class A	Class B	Class A	Class B

Weighted number of outstanding shares	298,951,784	338,278,973	294,458,484	343,228,709
Weighted number of shares with dilutive effects	2,596,588	3,726,415	4,005,446	12,885,677
Weighted number of outstanding shares (diluted and undiluted)	301,548,372	342,005,388	298,463,930	356,114,386

Net income (CHF in millions)	187.1	21.2	14.1	1.6
Basic EPS (CHF)	0.63	0.06	0.05	0.00
Diluted EPS (CHF)	0.62	0.06	0.05	0.00